Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	NEXTDECADE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36842
Entity Tax Identification Number	46-5723951
Entity Address, Address Line One	1000 Louisiana Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	574-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NEXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001612720